Employee benefits - Summary of Net Severance Indemnity Cost for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions, $ in Millions
12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of net defined benefit liability (asset) [line items]
Service cost	$ 7.5	₨ 546.7	₨ 527.2	₨ 525.2
Net interest cost	0.1	5.6	10.5	1.6
Net periodic pension cost	$ 7.6	₨ 552.3	₨ 537.7	₨ 526.8